Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 4:   Investment Securities

The amortized cost and estimated fair value of investment securities are summarized as follows:

	June 30, 2020
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$21,584	$4	$(26)	$21,562
State and political subdivisions	13,167	-	(26)	13,141
Corporate	11,124	131	(19)	11,236
Asset backed securities	13,079	1	(279)	12,801
Residential mortgage-backed - US agency	14,845	279	-	15,124
Collateralized mortgage obligations - US agency	25,243	166	(528)	24,881
Collateralized mortgage obligations - Private label	17,316	234	(370)	17,180
Total	116,358	815	(1,248)	115,925
Equity investment securities:
Common stock - financial services industry	206	-	-	206
Total	206	-	-	206
Total available-for-sale	$116,564	$815	$(1,248)	$116,131

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$1,000	$9	$-	$1,009
State and political subdivisions	10,676	418	(19)	11,075
Corporate	24,776	817	(269)	25,324
Asset backed securities	22,804	9	(735)	22,078
Residential mortgage-backed - US agency	11,909	623	-	12,532
Collateralized mortgage obligations - US agency	23,713	893	(14)	24,592
Collateralized mortgage obligations - Private label	46,420	183	(73)	46,530
Total held-to-maturity	$141,298	$2,952	$(1,110)	$143,140

	December 31, 2019
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$16,850	$-	$(30)	$16,820
State and political subdivisions	1,735	1	-	1,736
Corporate	12,347	230	(23)	12,554
Asset backed securities	13,190	61	(19)	13,232
Residential mortgage-backed - US agency	19,012	56	(88)	18,980
Collateralized mortgage obligations - US agency	31,320	35	(570)	30,785
Collateralized mortgage obligations - Private label	16,767	97	(43)	16,821
Total	111,221	480	(773)	110,928
Equity investment securities:
Common stock - financial services industry	206	-	-	206
Total	206	-	-	206
Total available-for-sale	$111,427	$480	$(773)	$111,134

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$1,998	$2	$-	$2,000
State and political subdivisions	8,534	124	(4)	8,654
Corporate	25,779	584	(29)	26,334
Asset backed securities	23,099	101	(115)	23,085
Residential mortgage-backed - US agency	13,715	247	(3)	13,959
Collateralized mortgage obligations - US agency	19,607	300	(29)	19,878
Collateralized mortgage obligations - Private label	30,256	35	(53)	30,238
Total held-to-maturity	$122,988	$1,393	$(233)	$124,148

The amortized cost and estimated fair value of debt investments at June 30, 2020 by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
(In thousands)	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$15,701	$15,701	$1,976	$1,999
Due after one year through five years	8,462	8,535	17,572	17,804
Due after five years through ten years	15,309	15,257	20,392	20,801
Due after ten years	19,482	19,247	19,316	18,882
Sub-total	58,954	58,740	59,256	59,486
Residential mortgage-backed - US agency	14,845	15,124	11,909	12,532
Collateralized mortgage obligations - US agency	25,243	24,881	23,713	24,592
Collateralized mortgage obligations - Private label	17,316	17,180	46,420	46,530
Totals	$116,358	$115,925	$141,298	$143,140

The Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	June 30, 2020
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
(Dollars in thousands)	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
Available-for-Sale Portfolio
US Treasury, agencies and GSE's	-	$-	$-	1	$(26)	$4,951	1	$(26)	$4,951
State and political subdivisions	4	(26)	11,480	-	-	-	4	(26)	11,480
Corporate	4	(19)	2,505	-	-	-	4	(19)	2,505
Asset backed securities	8	(273)	11,220	1	(6)	262	9	(279)	11,482
Residential mortgage-backed - US agency	-	-	-	-	-	-	-	-	-
Collateralized mortgage obligations - US agency	1	(30)	2,085	2	(498)	6,538	3	(528)	8,623
Collateralized mortgage obligations - Private label	4	(31)	2,565	4	(339)	2,908	8	(370)	5,473
Totals	21	$(379)	$29,855	8	$(869)	$14,659	29	$(1,248)	$44,514
Held-to-Maturity Portfolio
State and political subdivisions	3	$(19)	$3,368	-	$-	$-	3	$(19)	$3,368
Corporate	9	(269)	9,880	-	-	-	9	(269)	9,880
Asset backed securities	9	(528)	12,984	2	(207)	3,978	11	(735)	16,962
Residential mortgage-backed - US agency	-	-	-	-	-	-	-	-	-
Collateralized mortgage obligations - US agency	1	(6)	2,043	1	(8)	1,587	2	(14)	3,630
Collateralized mortgage obligations - Private label	4	(72)	5,706	1	(1)	309	5	(73)	6,015
Totals	26	$(894)	$33,981	4	$(216)	$5,874	30	$(1,110)	$39,855

	December 31, 2019
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
(Dollars in thousands)	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
Available-for-Sale Portfolio
US Treasury, agencies and GSE's	4	$(30)	$16,820	-	$-	$-	4	$(30)	$16,820
Corporate	1	(23)	786	-	-	-	1	(23)	786
Asset backed securities	3	(7)	5,211	1	(12)	594	4	(19)	5,805
Residential mortgage-backed - US agency	10	(77)	10,709	4	(11)	2,543	14	(88)	13,252
Collateralized mortgage obligations - US agency	10	(67)	15,791	10	(503)	10,034	20	(570)	25,825
Collateralized mortgage obligations - Private label	2	(7)	3,818	5	(36)	3,959	7	(43)	7,777
Totals	30	$(211)	$53,135	20	$(562)	$17,130	50	$(773)	$70,265
Held-to-Maturity Portfolio
State and political subdivisions	1	$(4)	$3,027	-	$-	$-	1	$(4)	$3,027
Corporate	2	(29)	2,974	-	-	-	2	(29)	2,974
Asset backed securities	6	(115)	11,091	-	-	-	6	(115)	11,091
Residential mortgage-backed - US agency	-	-	-	1	(3)	198	1	(3)	198
Collateralized mortgage obligations - US agency	2	(29)	4,907	-	-	-	2	(29)	4,907
Collateralized mortgage obligations - Private label	6	(49)	9,396	2	(4)	1,132	8	(53)	10,528
Totals	17	$(226)	$31,395	3	$(7)	$1,330	20	$(233)	$32,725

Excluding the effects of changes in the characteristics of individual debt securities that potentially give rise to other-than-temporary impairment (“OTTI”), as described below, the fair market value of a debt security as of a particular measurement date is highly dependent upon prevailing market and economic environmental factors at the measurement date relative to the prevailing market and economic environmental factors present at the time the debt security was acquired.  The most significant market and environmental factors include, but are not limited to (1) the general level of interest rates, (2) the relationship between shorter-term interest rates and longer-term interest rates (referred to as the “slope” of the interest rate yield curve), (3) general bond market liquidity, (4) the recent and expected near-term volume of new issuances of similar debt securities, and (5) changes in the market values of individual loan collateral underlying mortgage-backed debt securities.  Changes in interest rates affect the fair market values of debt securities by influencing the discount rate applied to the securities’ future expected cash flows.  The higher the discount rate, the lower the resultant security price.  Conversely, the lower the discount rate, the higher the resultant security price.  In addition, the cumulative amount and timing of undiscounted cash flows of debt securities may be also affected by changes in interest rates.  For any given level of movement in the general market and economic environmental factors described above, the magnitude of any particular debt security’s price changes will also depend heavily upon security-specific factors such as (1) the duration of the security, (2) imbedded optionality contractually granted to the issuer of the security with respect to principal prepayments, and (3) changes in the level of market premiums demanded by investors for securities with imbedded credit risk (where applicable).

The Company conducts a formal review of investment securities on a quarterly basis for the presence of OTTI.  The Company assesses whether OTTI is present when the fair value of a debt security is less than its amortized cost basis at the statement of condition date.  Under these circumstances, OTTI is considered to have occurred (1) if we intend to sell the security; (2) if it is “more likely than not” we will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not anticipated to be sufficient to recover the entire amortized cost basis.  The guidance requires that credit-related OTTI is recognized in earnings while non-credit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (“OCI”).  Non-credit-related OTTI is based on other factors, including illiquidity and changes in the general interest rate environment.  Presentation of OTTI is made in the consolidated statement of income on a gross basis, including both the portion recognized in earnings as well as the portion recorded in OCI.  The gross OTTI would then be offset by the amount of non-credit-related OTTI, showing the net as the impact on earnings.

Management does not believe any individual unrealized loss in securities within the portfolio as of June 30, 2020 represents OTTI.  At June 30, 2020, the Bank had the following securities, in a loss position for 12 months or more relative to their amortized historical cost, which were deemed to have no credit impairment, thus, the disclosed unrealized losses relate directly to changes in interest rates subsequent to the acquisition of the individual securities.  The Company does not intend to sell these securities, nor is it more likely than not that the Company will be required to sell these securities prior to the recovery of the amortized cost.

Of the total of 12 securities in an unrealized loss position for 12 months or more at June 30, 2020, four securities, representing 62.9% of the unamortized cost of the total securities in an unrealized loss position for 12 months or more, are issued by United States agencies or GSE’s and consist of mortgage-backed securities, collateralized mortgage obligations and direct agency financings.  These positions in US government agency and GSE’s are deemed to have no credit impairment, thus, the disclosed unrealized losses relate primarily to changes in prepayment assumptions related to significantly lower general interest rates resulting from the economic effects of the pandemic.

In addition to these securities, the Company held the following eight non-government-issued/backed securities that were in an unrealized loss position for 12 or more months at June 30, 2020:

•

One privately-issued asset-backed security, categorized as available-for-sale, with an amortized historical cost of $268,000 and an aggregate market value of $262,000 (unrealized loss of $6,000 or -2.1%).  This security maintains a credit rating established by one or more NRSRO above the minimum level required to be considered as investment grade and therefore, no credit-related OTTI is deemed to be present.

•

Four privately-issued collateralized mortgage obligation securities, categorized as available-for-sale, with an aggregate amortized historical cost of $3.2 million and an aggregate market value of $2.9 million (unrealized aggregate loss of $339,000 or -11.6%).  These securities were not rated at the time of their issuances by any NRSRO but each security remains significantly collateralized through subordination and other credit enhancements. Therefore, no credit-related OTTI is deemed to be present.

•

One privately-issued asset-backed securities, categorized as held-to-maturity and collateralized by privately-issued student loans, with an aggregate amortized historical cost of $2.1 million and an aggregate market value of $2.0 million (aggregate unrealized loss of $154,000 or -7.1%). This security was not rated at the time of its issuance by any NRSRO but remains significantly collateralized through subordination. Therefore, no credit-related OTTI is deemed to be present.

•

One privately-issued asset-backed security, categorized as held-to-maturity and collateralized by federally-insured student loans, with an aggregate amortized historical cost of $2.0 million and an aggregate market value of $2.0 million (aggregate unrealized loss of $53,000 or -2.6%). This security maintains a current investment grade rating by one or more NRSROPs and remains significantly collateralized through subordination. Therefore, no credit-related OTTI is deemed to be present.

•

One privately-issued collateralized mortgage obligation security, categorized as held-to-maturity, with an aggregate amortized historical cost of $310,000 and an aggregate market value of $309,000 (aggregate unrealized loss of $1,000 or -0.33%).  This security was not rated at the time of its issuance by any NRSRO but remains significantly collateralized through subordination and other credit enhancements. Therefore, no credit-related OTTI is deemed to be present.

All other securities with market values less than their amortized historical costs for twelve or more months are issued by United States agencies or government sponsored enterprises and consist of mortgage-backed securities, collateralized mortgage obligations and direct agency financings.  These positions in US government agency and government-sponsored enterprises are deemed to have no credit impairment, thus, the disclosed unrealized losses relate directly to changes in interest rates subsequent to the acquisition of the individual securities.  The Company does not intend to sell these securities, nor is it more likely than not that the Company will be required to sell these securities prior to the recovery of the amortized cost.

In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the length of time the equity security’s fair value has been below the carrying amount. The Company had no equity investment securities that were impaired at June 30, 2020 or December 31, 2019.

Gross realized gains (losses) on sales of securities for the indicated periods are detailed below:

	For the three months		For the six months
	ended June 30,		ended June 30,
(In thousands)	2020	2019	2020	2019
Realized gains on investments	$917	$179	$950	$401
Realized losses on investments	(9)	(147)	(16)	(290)
	$908	$32	$934	$111

As of June 30, 2020 and December 31, 2019, securities with a fair value of $98.5 million and $92.4 million, respectively, were pledged to collateralize certain municipal deposit relationships.  As of the same dates, securities with a fair value of $15.0 million and $21.3 million, respectively, were pledged against certain borrowing arrangements.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, only minimal exposure exists to sub-prime or other high-risk residential mortgages.  With limited exceptions in the Company’s investment portfolio involving the most senior tranches of securitized bonds, the Company is not in the practice of investing in, or originating, these types of investments or loans.

NOTE 4: INVESTMENT SECURITIES

The amortized cost and estimated fair value of investment securities are summarized as follows:

	December 31, 2019
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$16,850	$-	$(30)	$16,820
State and political subdivisions	1,735	1	-	1,736
Corporate	12,347	230	(23)	12,554
Asset backed securities	13,190	61	(19)	13,232
Residential mortgage-backed - US agency	19,012	56	(88)	18,980
Collateralized mortgage obligations - US agency	31,320	35	(570)	30,785
Collateralized mortgage obligations - Private label	16,767	97	(43)	16,821
Total	111,221	480	(773)	110,928
Equity investment securities:
Common stock - financial services industry	206	-	-	206
Total	206	-	-	206
Total available-for-sale	$111,427	$480	$(773)	$111,134

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$1,998	$2	$-	$2,000
State and political subdivisions	8,534	124	(4)	8,654
Corporate	25,779	584	(29)	26,334
Asset backed securities	23,099	101	(115)	23,085
Residential mortgage-backed - US agency	13,715	247	(3)	13,959
Collateralized mortgage obligations - US agency	19,607	300	(29)	19,878
Collateralized mortgage obligations - Private label	30,256	35	(53)	30,238
Total held-to-maturity	$122,988	$1,393	$(233)	$124,148

	December 31, 2018
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$17,171	$18	$(158)	$17,031
State and political subdivisions	23,661	6	(602)	23,065
Corporate	17,389	220	(409)	17,200
Asset backed securities	18,243	13	(137)	18,119
Residential mortgage-backed - US agency	32,409	34	(777)	31,666
Collateralized mortgage obligations - US agency	48,101	31	(1,691)	46,441
Collateralized mortgage obligations - Private label	24,317	17	(398)	23,936
Total	181,291	339	(4,172)	177,458
Equity investment securities:
Common stock - financial services industry	206	-	-	206
Total	206	-	-	206
Total available-for-sale	$181,497	$339	$(4,172)	$177,664
Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$3,987	$-	$(35)	$3,952
State and political subdivisions	5,089	22	(84)	5,027
Corporate	9,924	4	(182)	9,746
Asset backed securities	1,509	-	(13)	1,496
Residential mortgage-backed - US agency	11,601	124	(47)	11,678
Collateralized mortgage obligations - US agency	13,972	93	(13)	14,052
Collateralized mortgage obligations - Private label	7,826	17	(25)	7,818
Total held-to-maturity	$53,908	$260	$(399)	$53,769

The majority of the Company’s investments in mortgage-backed securities include pass-through securities and collateralized mortgage obligations issued and guaranteed by Fannie Mae, Freddie Mac, and Ginnie Mae.  At December 31, 2019, the Company also held a total of 33 private-label mortgage-backed securities or collateralized mortgage obligations with an aggregate book balance of $47.0 million and 23  private-label asset backed securities collateralized by consumer loans with an aggregate book balance of $36.3 million.  At December 31, 2018, the Company held a total of 21 private-label mortgage-backed securities or collateralized mortgage obligations with an aggregate book balance of $32.1 million and 14 private-label asset backed securities collateralized by consumer loans with an aggregate book balance of $19.8 million.  These investments are relatively short-duration securities with significant credit enhancements.  The Company’s investments in state and political obligation securities are generally municipal obligations that are categorized as general obligations of the issuer that are supported by the overall taxing authority of the issuer, and in some cases are insured.  The obligations issued by school districts are generally supported by state administered insurance funds or credit enhancement programs.

The amortized cost and estimated fair value of debt investments at December 31, 2019 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
(In thousands)	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$10,252	$10,250	$1,308	$1,312
Due after one year through five years	11,452	11,620	24,674	24,947
Due after five years through ten years	15,809	15,854	17,540	17,945
Due after ten years	6,609	6,618	15,888	15,869
Sub-total	44,122	44,342	59,410	60,073
Residential mortgage-backed - US agency	19,012	18,980	13,715	13,959
Collateralized mortgage obligations - US agency	31,320	30,785	19,607	19,878
Collateralized mortgage obligations - Private label	16,767	16,821	30,256	30,238
Totals	$111,221	$110,928	$122,988	$124,148

The Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, is as follows:

	December 31, 2019
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
(Dollars in thousands)	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
Available-for-Sale Portfolio
US Treasury, agencies and GSE's	4	$(30)	$16,820	-	$-	$-	4	$(30)	$16,820
Corporate	1	(23)	786	-	-	-	1	(23)	786
Asset backed securities	3	(7)	5,211	1	(12)	594	4	(19)	5,805
Residential mortgage-backed - US agency	10	(77)	10,709	4	(11)	2,543	14	(88)	13,252
Collateralized mortgage obligations - US agency	10	(67)	15,791	10	(503)	10,034	20	(570)	25,825
Collateralized mortgage obligations - Private label	2	(7)	3,818	5	(36)	3,959	7	(43)	7,777
Totals	30	$(211)	$53,135	20	$(562)	$17,130	50	$(773)	$70,265
Held-to-Maturity Portfolio
State and political subdivisions	1	$(4)	3,027	-	$-	-	1	$(4)	3,027
Corporate	2	(29)	2,974	-	-	-	2	(29)	2,974
Asset backed securities	6	(115)	11,091	-	-	-	6	(115)	11,091
Residential mortgage-backed - US agency	-	-	-	1	(3)	198	1	(3)	198
Collateralized mortgage obligations - US agency	2	(29)	4,907	-	-	-	2	(29)	4,907
Collateralized mortgage obligations - Private label	6	(49)	9,396	2	(4)	1,132	8	(53)	10,528
Totals	17	$(226)	$31,395	3	$(7)	$1,330	20	$(233)	$32,725

	December 31, 2018
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
(Dollars in thousands)	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
Available-for-Sale Portfolio
US Treasury, agencies and GSE's	1	$(22)	$977	2	$(136)	$12,017	3	$(158)	$12,994
State and political subdivisions	5	(76)	5,213	26	(526)	14,206	31	(602)	19,419
Corporate	10	(137)	8,266	4	(272)	3,374	14	(409)	11,640
Asset backed securities	7	(91)	10,470	2	(46)	3,059	9	(137)	13,529
Residential mortgage-backed - US agency	6	(83)	3,519	21	(694)	24,154	27	(777)	27,673
Collateralized mortgage obligations - US agency	3	(98)	2,792	28	(1,593)	35,765	31	(1,691)	38,557
Collateralized mortgage obligations - Private label	7	(275)	14,011	5	(123)	5,907	12	(398)	19,918
Totals	39	$(782)	$45,248	88	$(3,390)	$98,482	127	$(4,172)	$143,730
Held-to-Maturity Portfolio
US Treasury, agencies and GSE's	1	$(8)	$982	3	$(27)	$2,970	4	$(35)	$3,952
State and political subdivisions	-	-	-	6	(84)	2,310	6	(84)	2,310
Corporate	4	(41)	3,214	2	(141)	2,507	6	(182)	5,721
Asset backed securities	1	(13)	1,496	-	-	-	1	(13)	1,496
Residential mortgage-backed - US agency	3	(8)	1,447	2	(39)	1,769	5	(47)	3,216
Collateralized mortgage obligations - US agency	4	(13)	3,972	-	-	-	4	(13)	3,972
Collateralized mortgage obligations - Private label	-	-	-	2	(25)	1,874	2	(25)	1,874
Totals	13	$(83)	$11,111	15	$(316)	$11,430	28	$(399)	$22,541

The Company conducts a formal review of investment securities on a quarterly basis for the presence of OTTI.  The Company assesses whether OTTI is present when the fair value of a debt security is less than its amortized cost basis at the statement of condition date.  Under these circumstances, OTTI is considered to have occurred (1) if we intend to sell the security; (2) if it is “more likely than not” we will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not anticipated to be sufficient to recover the entire amortized cost basis.  The guidance requires that credit-related OTTI is recognized in earnings while non-credit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (“OCI”).  Non-credit-related OTTI is based on other factors, including illiquidity and changes in the general interest rate environment.  Presentation of OTTI is made in the consolidated statement of income on a gross basis, including both the portion recognized in earnings as well as the portion recorded in OCI.  The gross OTTI would then be offset by the amount of non-credit-related OTTI, showing the net as the impact on earnings.

Management does not believe any individual unrealized loss in other securities within the portfolio as of December 31, 2019 represents OTTI.  There were a total of 20 securities classified as available-for-sale and 3 securities classified as held-to-maturity that were in an unrealized loss position for 12 months or longer at December 31, 2019.  Each security which has been in an unrealized loss position for 12 months or more has been analyzed and is not considered to be impaired.  These securities have unrealized losses primarily due to changes in general interest rates that occurred since the securities were acquired or due to changes in certain assumptions related to the securities’ such as the timing of projected prepayment activity.  Of the 23 securities in an unrealized loss position for 12 months or more at December 31, 2019, 15 securities, representing 69.8% of the amortized cost of the total securities in an unrealized loss position for 12 months or more, are issued by United States agencies or government sponsored enterprises and consist of mortgage-backed securities, collateralized mortgage obligations and direct agency financings.  These positions in US government agency and government-sponsored enterprises are deemed to have no credit impairment, thus, the disclosed unrealized losses relate primarily to changes in interest rates subsequent to the acquisition of the individual securities. In addition to these securities, the Company held the following issuances that were in an unrealized loss position for 12 or more months at December 31, 2019:

One privately-issued asset-backed security, categorized as available-for-sale, with an amortized historical cost of $606,000 and a fair value of $594,000 (unrealized loss of $12,000, or 2.06%).  This security maintains a credit rating established by one or more NRSRO above the minimum level required to be considered as investment grade and therefore, no credit-related OTTI is deemed to be present.

Five privately-issued collateralized mortgage obligation securities, categorized as available-for-sale, with an aggregate amortized historical cost of $3.9 million and an aggregate fair value of $3.9 million (aggregate unrealized loss of $36,000, or 0.92%). These securities were not rated at the time of their issuances by any NRSRO but each security remains significantly collateralized through subordination.  Therefore, no credit-related OTTI is deemed to be present.

Two privately-issued collateralized mortgage obligation securities, categorized as held-to-maturity, with aggregate amortized historical cost of $1.1 million and an aggregate fair value of $1.1 million (aggregate unrealized loss of $4,000, or 0.35%).  These securities were not rated at the time of their issuance by any NRSRO but each security remains significantly collateralized through subordination. Therefore, no credit-related OTTI is deemed to be present.

The Company does not intend to sell any of the securities in an unrealized loss position for 12 or months nor is it more likely than not that the Company will be required to sell these securities prior to the recovery of the amortized cost.

Proceeds of $103.0 million and $35.6 million, respectively on sales and redemptions of securities for the years ended December 31 resulted in gross realized gains (losses) detailed below:

(In thousands)	2019	2018
Realized gains on investments	$707	$242
Realized losses on investments	(378)	(424)
	$329	$(182)

As of December 31, 2019 and December 31, 2018, securities with a fair value of $92.4 million and $69.8 million, respectively, were pledged to collateralize certain municipal deposit relationships.  As of the same dates, securities with a fair value of $21.3 million and $19.5 million were pledged against certain borrowing arrangements.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages.  The Company is not in the practice of investing in, or originating, these types of investments or loans.